INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 3) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ 14,269	[1]	$ (4,047)	[2]
Accumulated other comprehensive income		2,546,259	[3]	2,076,149	[4]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		239,333	[1],[5]	64,301	[2],[6]
Investments in joint ventures		$ 237,449		$ 357,882
Compania de financiamiento Tuya S.A [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture		Financing company	[7]	Financing company	[8]
Principal place of business of joint venture		Colombia	[7]	Colombia	[8]
Proportion of ownership interest in joint venture		50.00%	[7]	50.00%	[8]
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ 20,778	[1],[7]	$ (7,801)	[2],[8]
Accumulated other comprehensive income		0	[3],[7]	0	[4],[8]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	[5],[7]	0	[6],[8]
Investments in joint ventures		$ 225,548	[7]	$ 348,480	[8]
Fideicomiso Ruta del Sol - compartimento A [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture		Investment in infrastructure projects	[9]	Investment in infrastructure projects
Principal place of business of joint venture		Colombia	[9]	Colombia
Proportion of ownership interest in joint venture		50.00%	[9]	50.00%
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ (6,385)	[1],[9]	$ 778	[2]
Accumulated other comprehensive income		13	[3]	13	[4]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	[5],[9]	0	[6]
Investments in joint ventures		$ 0	[9]	$ 6,376
Servicios de Aceptacion S.A [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture		Network data transmission services		Network data transmission services	[10]
Principal place of business of joint venture		Colombia		Colombia	[10]
Proportion of ownership interest in joint venture		50.00%		50.00%	[10]
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax		$ 1,663	[1]	$ 2,976	[2],[10]
Accumulated other comprehensive income		0	[3]	0	[4],[10]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		0	[5]	0	[6],[10]
Investments in joint ventures		$ 4,688		$ 3,026	[10]
Puntos Colombia S.A.S [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Principal Business of Joint Venture	[11]	Administration of the customers loyalty
Principal place of business of joint venture	[11]	Colombia
Proportion of ownership interest in joint venture	[11]	50.00%
Share of other comprehensive income of associates and joint ventures accounted for using equity method, net of tax	[1],[11]	$ (1,787)
Accumulated other comprehensive income	[3],[11]	0
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	[5],[11]	0
Investments in joint ventures	[11]	$ 7,213

[1]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2017. See note 24.5 Dividends received, and share of profits of equity method investees
[2]	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2016. See note 24.5 Dividends received, and share of profits of equity method investees
[3]	Corresponds to the accumulated other comprehensive income as of December 31, 2017.
[4]	Corresponds to the accumulated other comprehensive income as of December 31, 2016.
[5]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2017.
[6]	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2016.
[7]	On December 2017, given the continued impairment of the consumer loans portfolio of the company during 2017, the Bank management performed a valuation, to establish the fair value of the Compañía de Financiamiento TUYA S.A.As a result of the valuation, the fair value of the investment was lower than the book value, for this, the Bank recorded an impairment in the statement of income for COP 173,339. See note 29 Fair value for assets and liabilities.
[8]	On October 30, 2016 the Bank sold 50% of Compañía de Financiemiento TUYA S.A. The table above presents the recognition of the Equity Method after loss of control. The difference between the net assets of Tuya multiplied by the Bank’s percentage of ownership which amounted to COP 22,550 for the year ended at December 31, 2017 and the carrying amount of the Bank’s interest in the associate, represents the goodwill recognized by the Bank amounting to COP 275,930.
[9]	Given the losses of Fideicomiso Ruta del Sol - compartimento A for the year 2017, the recognition of the equity method resulting in a reduction of the total book value of the investment.
[10]	In June 2016. Joint venture with First Data was created with the purpose of generating an alliance that promotes the business of using credit and debit cards in commercial establishments.
[11]	In June 2017, Banca de Inversión Bancolombia formed a joint venture with Grupo Éxito. The purpose of the company is the developing and administration of customer.